Share-based payments - Narrative (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term of options	10 years
Average exercise price per share of stock options exercised (CAD per share)	$ 33.16	$ 17.00
Contributed surplus and compensation expense for the vesting of stock options	$ 1,971,000	$ 3,274,000	$ 500,000
Cash compensation		2,648,000
Compensation expense	$ 43,000	$ 0	$ 0
Omnibus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Tranche one | Legacy Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rate (as a percent)	40.00%
Tranche one | Omnibus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rate (as a percent)	25.00%
Trance two | Legacy Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rate (as a percent)	20.00%
Trance two | Omnibus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rate (as a percent)	25.00%
Tranche three | Legacy Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rate (as a percent)	20.00%
Tranche three | Omnibus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rate (as a percent)	25.00%
Tranche four | Legacy Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rate (as a percent)	20.00%
Tranche four | Omnibus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rate (as a percent)	25.00%
Subordinate Voting Shares | Omnibus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares reserved for issuance under equity incentive plans (shares)	6,999,536